Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,898	$ 1,304	$ 917	$ 916	$ 953
Realized	3		2	1	4
Unrealized	(53)	28	80	(21)	144
Net unrealized gains (losses) included in OCI	8	(15)	(1)	6	(15)
Transfer in to Level 3	11	393		404	2
Transfer out of Level 3	(15)		(17)	(20)	(57)
Purchases/Issuances	202	215	38	833	164
Sales/Settlements	(71)	(27)	(78)	(136)	(254)
Closing balance	1,983	1,898	941	1,983	941
Opening balance	(1,450)	(1,718)	(1,670)	(1,499)	(2,116)
Realized	(6)	3	19	(5)
Unrealized	(158)	132	172	(359)	266
Transfer in to Level 3		(5)	(1)	(8)	(5)
Transfer out of Level 3	72	98	76	205	459
Purchases/Issuances	(33)	(40)	(5)	(74)	(106)
Sales/Settlements	17	80	30	182	123
Closing balance	(1,558)	(1,450)	(1,379)	(1,558)	(1,379)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(330)	(379)	(380)	(416)	(242)
Realized	(6)	3	19	(5)	(1)
Unrealized	(42)	10	(56)	(55)	(123)
Transfer in to Level 3			(1)	(3)	(2)
Transfer out of Level 3	1	2	3	5	11
Purchases/Issuances	(27)	(29)	(1)	(57)	(102)
Sales/Settlements	27	63	28	154	71
Closing balance	(377)	(330)	(388)	(377)	(388)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1,016)	(1,284)	(1,222)	(1,028)	(1,817)
Unrealized	(131)	155	233	(286)	416
Transfer out of Level 3	22	96	59	151	422
Purchases/Issuances			(4)		(4)
Sales/Settlements	(10)	17		28	49
Closing balance	(1,135)	(1,016)	(934)	(1,135)	(934)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	63	23	36	51	21
Unrealized	(8)	40	67	9	120
Transfer out of Level 3	(8)		(17)	(13)	(55)
Closing balance	47	63	86	47	86
Foreign exchange derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(36)		(13)	(4)
Unrealized	1	(36)	(5)	(31)	(27)
Transfer out of Level 3	35		13	35	22
Closing balance		(36)	(5)		(5)
Foreign exchange derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance		12
Unrealized		(12)
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(51)	(54)	(51)	(50)	(52)
Realized					1
Unrealized	12	3		11	1
Transfer in to Level 3					(2)
Sales/Settlements					1
Closing balance	(39)	(51)	(51)	(39)	(51)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	46	49	46	44	46
Realized			(1)		(4)
Unrealized	(12)	(3)	1	(10)	3
Purchases/Issuances					1
Closing balance	34	46	46	34	46
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(17)	(1)	(4)	(1)	(5)
Unrealized	2			2	(1)
Transfer in to Level 3		(5)		(5)	(1)
Transfer out of Level 3	14		1	14	4
Purchases/Issuances	(6)	(11)		(17)
Sales/Settlements			2		2
Closing balance	(7)	(17)	(1)	(7)	(1)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	19	6	5	6	4
Unrealized	(4)	6	1	2	1
Transfer in to Level 3	11	7		18	2
Transfer out of Level 3	(7)			(7)	(2)
Purchases/Issuances			3		5
Sales/Settlements					(1)
Closing balance	19	19	9	19	9
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	978	962	608	640	587
Realized	3		3	1	8
Unrealized	31	6	9	57	19
Net unrealized gains (losses) included in OCI	8	(6)	(1)	11	(14)
Purchases/Issuances	32	30	26	366	88
Sales/Settlements	(31)	(14)	(22)	(54)	(65)
Closing balance	1,021	978	623	1,021	623
Mortgage and asset backed [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	454	72	101	70	151
Unrealized				(1)	(3)
Transfer in to Level 3		386		386
Purchases/Issuances	84		9	106	70
Sales/Settlements	(33)	(4)	(46)	(56)	(154)
Closing balance	505	454	64	505	64
Corporate debt [member] | Debt securities measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	77	80
Unrealized	(62)	(6)		(78)
Net unrealized gains (losses) included in OCI		(4)		(4)
Purchases/Issuances	86	7		183
Closing balance	101	77		101
Business and government [member] | Loans measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	261	100	121	105	144
Unrealized	2	(3)	2		4
Net unrealized gains (losses) included in OCI		(5)		(1)	(1)
Purchases/Issuances		178		178
Sales/Settlements	(7)	(9)	(10)	(26)	(34)
Closing balance	$ 256	$ 261	$ 113	$ 256	$ 113